Related Parties (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 03, 2018	Mar. 03, 2017	Apr. 15, 2013	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Advances, related party				$ 179,565		$ 174,333	$ 179,704
Management fee				187,500	$ 187,500	250,000	219,986
Long term accrued liability				563,309
Note payable - related party				117,000		117,000
Accrued interest				14,647		7,549
Manager [Member]
Advances, related party				60,732		55,500	60,870
Officer [Member]
Advances, related party				$ 179,565		$ 118,833	$ 108,878
Management Services Agreement [Member]
Description of management fee			Quarterly management fee equal to 0.5% (2.0% annualized) of its adjusted net assets for services performed.
Description of gross income		Expected to exceed, 9.5% of the Company's gross income with respect to such fiscal year
Offsetting Management Services Agreement [Member]
Management consulting fee, quarterly		$ 62,500
Promissory Note [Member]
Management fee	$ 100,000
Initial principal amount	$ 50,000
Additional advances, description	The note provides that the Company may from time to time request additional advances from the Manager up to an aggregate additional amount of $100,000, which will be added to the note if the Manager, in its sole discretion, so provides.
Fixed annual interest rate	8.00%
Interest rate	12.00%
Repayment, description	In the event the Company completes a financing involving at least $500,000, the Company must, contemporaneously with the closing of such financing transaction, repay the entire outstanding principal and accrued and unpaid interest on the note.
May 2014 [Member]
Lease term				5 years		5 years
April 5, 2019 [Member]
Lease term				5 years
April 5, 2019 [Member] | Manager [Member]
Description of management fee				Quarterly management fee equal to the greater of $62,500 or 2% of adjusted net assets
Management consulting fee, quarterly				$ 62,500
Maximum [Member] | April 5, 2019 [Member]
Management fee				$ 250,000
Goedeker Television [Member] | April 5, 2019 [Member]
Interest rate				9.00%